Related Party Transactions and Arrangements (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Chief Executive Officer [Member]
Related Party Transactions and Arrangements (Details) [Line Items]
Rent expenses	$ 112,681	$ 28,850